Calculation of Earnings Per Share	12 Months Ended
Dec. 31, 2011
Calculation of Earnings Per Share
CALCULATION OF EARNINGS PER SHARE

17. CALCULATION OF EARNINGS PER SHARE

Basic earnings per share (EPS) is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method. The following table sets forth the computation of basic and diluted earnings per share:

	Years Ended December 31,
	2011	2010	2009
	(Amounts, except earnings per share, in thousands)
Net income	$4,680	$4,915	$5,106
Weighted-average common shares outstanding	4,241	4,297	4,341

Basic earnings per share	$1.10	$1.14	$1.18

Weighted-average common shares outstanding	4,241	4,297	4,341
Common stock equivalents due to effect of stock options	3	4	4

Total weighted-average common shares and equivalents	4,244	4,301	4,345

Diluted earnings per share	$1.10	$1.14	$1.18

Anti-dilutive stock options outstanding	60	70	73